4. Loan Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of year	$ 1,009,623	$ 1,097,442
Mortgage servicing rights capitalized	274,253	406,807
Mortgage servicing rights amortized	(317,865)	(409,584)
Change in valuation allowance	363,068	(85,042)
Balance at end of period	$ 1,329,079	$ 1,009,623